Expense Example, No Redemption - BlackRock Real Estate Securities Fund - Investor C Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	1,101
Expense Example, No Redemption, 10 Years	$ 2,216